RELATED PARTY TRANSACTIONS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) lease building item	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2014 USD ($)	May. 31, 2012 USD ($)
Related party transactions
Capital leases, carrying value	$ 4.5
LATEL
Related party transactions
Number of capital leases | lease	3
Number of buildings leased under capital leases | building	3
Number of options to extend term of capital lease | item	2
Extended period of capital leases	5 years
Rental payments to be made over the terms of capital leases	$ 7.9
Capital leases, carrying value	3.4	$ 3.6
Interest expense related to capital leases	0.5	0.5	$ 0.5
Amortization expense related to capitalized leases	$ 0.4	$ 0.4
Agracel | LATEL
Related party transactions
Ownership percentage	50.00%
Richard A. Lumpkin | LATEL
Related party transactions
Percentage of beneficial ownership	72.40%	70.70%
Richard A. Lumpkin | Agracel
Related party transactions
Percentage of beneficial ownership	44.70%	41.30%
Related parties
Related party transactions
Notes payable from related parties				$ 5.0	$ 10.8
Interest paid to related parties	$ 1.3	$ 1.2	$ 0.6